Trading assets and liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Cash collateral - netted
Cash collateral paid	SFr 31,534	SFr 33,716
Cash collateral received	23,086	28,505
Cash collateral - not netted
Cash collateral paid	7,511	10,909
Cash collateral received	SFr 15,388	SFr 16,776